Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2021
Supplemental Information With Respect To Cash Flows [Abstract]
Supplemental Disclosure with Respect to Cash Flows

18.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Supplementary disclosure of the Company’s
non-cash
transactions is provided in the table below.

	December 31, 2021	December 31, 2020
	$	$

Change in accounts payable related to financings	-	80

	December 31, 2021	December 31, 2020
	$	$

Interest paid	12,517	7,318

Income taxes paid	-	-